Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14. Commitments and Contingencies
Commitments and contingencies may arise in the ordinary course of business. Our material off-balance
sheet commitments and contingencies as of September 30, 2021 are discussed below.
As discussed in Note 4 — “Investments in Unconsolidated Entities”, we have committed to fund improvements to a multifamily property owned by San Simeon Holdings. We are required to fund our commitment as requested through December 31, 2023. As of September 30, 2021, our undrawn capital commitment was $6.1 million.
We have also committed to fund up to $3.5 million of tenant improvements at our Willows Facility through December 31, 2021. As of September 30, 2021, we have funded $3.1 million.
As of September 30, 2021 and December 31, 2020, we were not subject to any material litigation or aware of any pending or threatened material litigation.